FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currency risk $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,708.0	$ 1,351.4
USD/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 717.4	$ 572.2
Average foreign exchange rate	0.77	0.79
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 167.3	$ 131.6
Average foreign exchange rate	0.77	0.78
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 17.4	$ 20.2
Average foreign exchange rate	0.79	0.80
USD/CDN | Later than 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1.3	$ 0.0
Average foreign exchange rate	0.79	0.00
CDN/EUR | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 40.1	$ 40.1
Average foreign exchange rate	1.51	1.57
EUR/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 166.2	$ 125.6
Average foreign exchange rate	0.65	0.65
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 71.3	$ 2.5
Average foreign exchange rate	0.61	0.63
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 0.2
Average foreign exchange rate	0.00	0.59
GBP/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 49.8	$ 72.4
Average foreign exchange rate	0.58	0.56
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1.8	$ 19.4
Average foreign exchange rate	0.55	0.57
CDN/GBP | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 5.3	$ 33.4
Average foreign exchange rate	1.74	1.80
CDN/USD | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 282.9	$ 132.3
Average foreign exchange rate	1.33	1.28
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 5.8
Average foreign exchange rate	0.00	1.29
GBP/USD | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 22.0	$ 31.0
Average foreign exchange rate	0.76	0.71
GBP/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1.0	$ 12.8
Average foreign exchange rate	0.74	0.76
Other Currencies | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 164.2	$ 139.6
Average foreign exchange rate	0.00	0.00
Other Currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 12.3
Average foreign exchange rate	0.00	0.00